Capital structure and financial items - Derivative financial instruments - Narrative (Details) kr in Millions	12 Months Ended
Dec. 31, 2021 DKK (kr)
Disclosure of detailed information about hedging instruments [line items]
Recognised in other comprehensive income, asset	kr (1,740)
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in other comprehensive income, asset	(1,755)
Other intangible assets | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Recognised in other comprehensive income, asset	kr (15)